Mr. Jesper Nergaard
Janus Capital Management LLC
151 Detroit St
Denver, CO 80206
December 20, 2018
Enclosed are our manually signed reports dated
December 20, 2018 for use in the Certified Shareholder
Reports of Registered Management Investment
Companies on Form N-CSR relating to the financial statements of each of the October 31, 2018 funds listed in Appendix A (the "Funds") in the Janus Detroit Street
Trust (the "Trust").
Our manually signed reports serve to authorize the use of our name on our reports of the Funds in the electronic filing of the Trust's Form N-CSR with the SEC.
Very truly yours,


 PricewaterhouseCoopers LLP